Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Earnings Per Share

	12.31.24	12.31.23	12.31.22
Net Income for the Year Attributable to Parent Company´s Owners	1,763,971,045	797,156,007	357,608,923
Weighted Average Ordinary Shares	1,483,089	1,474,692	1,474,692
Earnings per Share	1,189.39	540.56	242.50